Note 3 - Investment Securities Available For Sale (Detail) - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Due in one year or less	$ 2,179
Due in one year or less	2,239
Due after one year through five years	5,555
Due after one year through five years	5,870
Due after five years through ten years	22,310
Due after five years through ten years	23,240
Due after ten years	155,511
Due after ten years	162,373
Total	185,555
Total	$ 193,722